Related Parties (Details) - Schedule of other related party balances - USD ($)	Dec. 31, 2022	Jun. 30, 2022
Bioceres S.A. – Bioceres LLC [Member]
Related Parties (Details) - Schedule of other related party balances [Line Items]
Other related party balances	$ (608,293)	$ (385,508)
Moolec S.A. Shareholders [Member]
Related Parties (Details) - Schedule of other related party balances [Line Items]
Other related party balances	8,070,000
Union Group Ventures Limited [Member]
Related Parties (Details) - Schedule of other related party balances [Line Items]
Other related party balances	$ (677,000)